Interim Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit or loss [abstract]
Research and development, net	$ 9,319	$ 7,253	$ 17,198	$ 14,536	$ 31,462
Commercial activities	1,029	1,092	2,497	2,090	4,692
General and administrative	2,496	2,452	5,490	5,267	12,091
Operating loss	12,844	10,797	25,185	21,893	48,245
Finance expense	2,320	1,336	1,366	1,604	3,325
Finance income	(109)	(18,169)	(894)	(14,052)	(17,149)
Loss before taxes on income	15,055	(6,036)	25,657	9,445	34,421
Taxes on income (benefit)		74		100	(70)
Net loss (income)	15,055	(5,962)	25,657	9,545	34,351
Items that will be reclassified subsequently to profit or loss:
Actuarial net loss of defined benefit plans				83	464
Changes in the fair value of available for sale financial assets		(9)	4	(42)	(47)
Total comprehensive loss (income)	$ 15,055	$ (5,971)	$ 25,661	$ 9,586	$ 34,768
Net loss (income) per share:
Basic loss (income) per share	$ 0.37	$ (0.23)	$ 0.69	$ 0.38	$ 1.17
Diluted loss per share	$ 0.37	$ 0.44	$ 0.69	$ 0.87	$ 1.69